Share-Based Compensation Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Expenses
Share-based compensation expenses	$ 8.0	$ 4.4
Stock options and restricted share units
Share-Based Compensation Expenses
Share-based compensation expenses	5.4	5.5
Deferred share units
Share-Based Compensation Expenses
Share-based compensation expenses	$ 2.6	$ (1.1)